UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004

Vanguard Massachusetts Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.2%)
Beverly MA GO	5.25%	11/1/2012 (1)	$1,925	$2,181
Beverly MA GO	5.25%	11/1/2013 (1)	1,855	2,103
Boston MA Convention Center Rev.	5.00%	5/1/2018 (2)	4,975	5,364
Boston MA GO	5.75%	2/1/2010 (Prere.)	1,955	2,236
Boston MA GO	5.00%	2/1/2018 (1)	3,765	4,047
Boston MA Special Obligation Rev. (Boston City Hosp.)	5.00%	8/1/2017 (1)	2,000	2,143
Boston MA Water & Sewer Comm. Rev.	5.75%	11/1/2013	540	617
Chelsea MA GO	5.50%	6/15/2009 (2)	90	101
Dudley Charlton MA Regional School Dist. GO	5.125%	6/15/2014 (3)	2,305	2,598
Foxborough MA Stadium Infrastructure Improvement Rev.	5.75%	6/1/2025	2,500	2,740
Framingham MA Housing Auth. Mortgage Rev.	6.20%	2/20/2021	900	1,015
Framingham MA Housing Auth. Mortgage Rev.	6.35%	2/20/2032	2,000	2,220
Holliston MA BAN	3.00%	4/15/2005	4,750	4,796
Holyoke MA Gas & Electric Dept. Rev.	5.00%	12/1/2021 (1)	2,395	2,515
Littleton MA GO	5.00%	1/15/2022 (3)	1,280	1,357
Lynn MA GO	5.25%	6/1/2013 (2)	1,530	1,699
Malden MA GO	5.20%	8/1/2014 (1)	2,700	2,947
Malden MA GO	5.10%	8/1/2017 (1)	2,765	2,985
Marlborough MA GO	6.75%	6/15/2008 (3)	1,400	1,617
Mashpee MA GO	5.125%	2/1/2008 (1)(Prere.)	1,025	1,127
Mashpee MA GO	5.35%	2/1/2008 (1)(Prere.)	1,525	1,689
Massachusetts Bay Transp. Auth. Massachusetts Sales Tax Rev.	5.25%	7/1/2023	5,325	5,936
Massachusetts Bay Transp. Auth. Rev.	7.00%	3/1/2009	2,000	2,354
Massachusetts Bay Transp. Auth. Rev.	5.25%	7/1/2030	5,000	5,262
Massachusetts College Building Auth. Rev.	0.00%	5/1/2017 (10)	3,340	1,898
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.375%	5/15/2039	1,575	1,606
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	1.25%	9/1/2004 (10)	2,200	2,200
Massachusetts Dev. Finance Agency Rev. (Brooks School) VRDO	1.31%	9/8/2004 (1)	3,500	3,500
Massachusetts Dev. Finance Agency Rev. (College of Pharmacy and Allied Health Services)	5.75%	7/1/2033	1,000	1,030
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.00%	10/1/2028	1,500	1,538
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.00%	10/1/2033	2,000	2,045
Massachusetts Dev. Finance Agency Rev. (Jewish Philanthropies)	5.25%	2/1/2022	2,750	2,939
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.25%	7/1/2031	4,000	4,146
Massachusetts Dev. Finance Agency Rev. (Neville Communities)	6.00%	6/20/2044	1,500	1,629
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.75%	7/1/2010 (Prere.)	1,195	1,385
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.75%	7/1/2010 (Prere.)	3,000	3,478
Massachusetts Dev. Finance Agency Rev. (Smith College) VRDO	1.32%	9/8/2004	4,400	4,400
Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.85%	7/1/2029	2,000	2,054
Massachusetts Dev. Finance Agency Rev. (Western New England College)	5.875%	12/1/2022	600	630
Massachusetts Dev. Finance Agency Rev. (Western New England College)	6.125%	12/1/2032	1,000	1,045
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.55%	7/1/2019	1,000	1,042
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.65%	7/1/2029	1,500	1,537
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.55%	7/1/2009 (2)	1,165	1,191
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.65%	7/1/2010 (2)	875	895
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	5.00%	1/1/2013 (2)	1,600	1,642
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	5.30%	1/1/2016 (2)	2,405	2,475
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	6.05%	12/1/2017 (1)	2,140	2,241
Massachusetts GAN	5.125%	12/15/2010	1,480	1,625
Massachusetts GAN	5.75%	12/15/2010	3,000	3,459
Massachusetts GAN	5.125%	12/15/2012	1,750	1,922
Massachusetts GO	5.50%	7/1/2005 (2)(Prere.)	3,500	3,652
Massachusetts GO	5.25%	9/1/2008	1,850	2,040
Massachusetts GO	5.625%	6/1/2010 (Prere.)	1,450	1,657
Massachusetts GO	5.75%	6/1/2010 (Prere.)	5,290	6,080
Massachusetts GO	5.75%	6/1/2010 (Prere.)	8,545	9,821
Massachusetts GO	5.25%	8/1/2018	1,195	1,340
Massachusetts GO	5.50%	10/1/2018	4,955	5,691
Massachusetts GO VRDO	1.35%	9/1/2004	1,300	1,300
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts Institute of Technology)	5.50%	7/1/2032	3,000	3,419
Massachusetts Health & Educ. Fac. Auth. Rev.	6.25%	4/1/2020	1,000	1,248
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center)	5.75%	7/1/2033	5,000	5,201
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.00%	10/1/2017 (1)*	1,250	1,356
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.00%	7/1/2019 (1)	50	52
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.75%	7/1/2016	2,000	2,209
Massachusetts Health & Educ. Fac. Auth. Rev. (Dana Farber Cancer Project)	6.25%	12/1/2005 (Prere.)	3,850	4,151
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.00%	7/1/2010 (Prere.)	5,825	6,837
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.125%	7/15/2037	5,000	5,095
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	1.38%	9/8/2004 (Prere.)**	4,000	4,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	1.30%	9/8/2004	300	300
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.375%	7/1/2023 (1)	3,500	3,542
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.25%	7/1/2012 (2)	500	575
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts Institute of Technology)	5.25%	7/1/2021	6,765	7,695
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.50%	7/1/2010	520	545
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.50%	7/1/2016	1,235	1,246
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2013 (3)	3,835	4,289
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2014 (3)	3,000	3,325
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.25%	7/1/2011	2,080	2,264
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.25%	7/1/2012	2,850	3,077
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.25%	7/1/2014	1,000	1,066
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.25%	7/1/2015 (1)	390	414
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.25%	7/1/2015	3,000	3,184
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.375%	7/1/2024 (1)	1,640	1,740
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.00%	10/1/2020 (3)	1,090	1,160
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.00%	10/1/2022 (3)	1,175	1,234
Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.)	5.25%	2/15/2030	2,000	2,072
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	5.25%	7/1/2014 (2)	1,000	1,097
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.50%	7/1/2021	5,000	5,291
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	1,000	1,039
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/2027 (3)	1,850	1,912
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.875%	10/1/2029 (3)	4,000	4,466
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/2034 (3)	2,500	2,565
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts) VRDO	1.32%	9/8/2004 LOC	5,000	5,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/2023 (3)	1,000	1,043
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.25%	10/1/2031 (1)	4,000	4,171
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College)	5.00%	7/1/2023	2,400	2,501
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College) VRDO	1.26%	9/1/2004	1,400	1,400
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.00%	7/1/2028	1,000	1,021
Massachusetts Housing Finance Agency Housing Rev.	5.70%	7/1/2020 (2)	1,500	1,586
Massachusetts Housing Finance Agency Housing Rev.	5.80%	7/1/2030 (2)	1,500	1,560
Massachusetts Housing Finance Agency Housing Rev. (Rental Housing)	5.55%	7/1/2032 (4)	1,500	1,548
Massachusetts Housing Finance Agency Rev. (Housing Dev.)	5.05%	6/1/2010 (1)	585	595
Massachusetts Housing Finance Agency Rev. (Housing Dev.)	5.15%	12/1/2011 (1)	935	952
Massachusetts Housing Finance Agency Single Family Housing Rev.	5.65%	6/1/2031 (4)	885	893
Massachusetts Ind. Finance Agency Resource Recovery Rev. (Refusetech Inc.)	6.30%	7/1/2005	3,055	3,091
Massachusetts Ind. Finance Agency Rev. (Babson College)	5.375%	10/1/2017	1,000	1,054
Massachusetts Ind. Finance Agency Rev. (Buckingham Browne) VRDO	1.31%	9/8/2004 LOC	5,300	5,300
Massachusetts Ind. Finance Agency Rev. (College of the Holy Cross)	5.50%	3/1/2016 (1)	1,000	1,069
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.00%	7/1/2010 (2)(ETM)	815	883
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.25%	7/1/2012 (1)	2,975	3,344
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.25%	7/1/2013 (1)	3,255	3,633
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.25%	7/1/2016 (1)	4,500	4,924
Massachusetts Port Auth. Rev.	5.25%	7/1/2008 (4)	2,000	2,181
Massachusetts Port Auth. Rev.	5.25%	7/1/2008	1,325	1,432
Massachusetts Port Auth. Rev.	5.50%	7/1/2009 (4)	2,000	2,217
Massachusetts Port Auth. Rev.	5.10%	7/1/2010	1,175	1,234
Massachusetts Port Auth. Rev.	5.75%	7/1/2010	1,000	1,138
Massachusetts Port Auth. Rev.	5.25%	7/1/2013 (1)	2,260	2,426
Massachusetts Port Auth. Rev.	5.375%	7/1/2018	2,000	2,176
Massachusetts Port Auth. Rev.	5.75%	7/1/2019	1,000	1,065
Massachusetts Special Obligation Rev.	5.50%	6/1/2010 (2)(Prere.)	3,150	3,370
Massachusetts Special Obligation Rev.	5.00%	6/1/2017	2,040	2,182
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.00%	1/1/2020 (1)	3,000	1,485
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.00%	1/1/2025 (1)	5,000	1,789
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.00%	1/1/2028 (1)	6,530	1,931
Massachusetts Water Pollution Abatement Trust	5.25%	8/1/2017	5,000	5,605
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2027	4,000	4,248
Massachusetts Water Pollution Abatement Trust	5.50%	8/1/2029	1,000	1,074
Massachusetts Water Pollution Abatement Trust	5.75%	8/1/2029	3,105	3,430
Massachusetts Water Resources Auth. Rev.	5.50%	11/1/2006 (3)(Prere.)	120	131
Massachusetts Water Resources Auth. Rev.	6.00%	12/1/2011 (3)	4,120	4,848
Massachusetts Water Resources Auth. Rev.	5.50%	8/1/2014 (4)	3,250	3,751
Massachusetts Water Resources Auth. Rev. VRDO	1.34%	9/8/2004 (2)	1,360	1,360
Massachusetts Water Resources Auth. Rev. VRDO	1.34%	9/8/2004 (3)	3,100	3,100
Massachusetts Water Resources Auth. Rev. VRDO	1.34%	9/8/2004 (3)	740	740
Narragansett MA Regional School Dist. GO	6.50%	6/1/2013 (2)	1,210	1,433
Pittsfield MA GO	5.00%	4/15/2018 (1)	1,000	1,075
Quabog MA Regional School Dist. GO	5.50%	6/1/2018 (4)	1,355	1,531
Quabog MA Regional School Dist. GO	5.50%	6/1/2019 (4)	1,355	1,514
Rail Connections Inc. Massachusetts Rev.	5.25%	7/1/2008 (ETM)	705	778
Rail Connections Inc. Massachusetts Rev.	5.30%	7/1/2009 (ETM)	340	380
Rail Connections Inc. Massachusetts Rev.	5.40%	7/1/2009 (Prere.)	520	593
Rail Connections Inc. Massachusetts Rev.	5.50%	7/1/2009 (Prere.)	1,175	1,345
Rail Connections Inc. Massachusetts Rev.	6.00%	7/1/2009 (Prere.)	570	665
Rail Connections Inc. Massachusetts Rev.	6.00%	7/1/2009 (Prere.)	1,030	1,203
Route 3 North Transp. Improvement Assoc. Massachusetts Lease Rev.	5.375%	6/15/2010 (1)(Prere.)	2,500	2,825
Shrewsbury MA GO	5.00%	8/15/2013	1,030	1,144
Shrewsbury MA GO	5.00%	8/15/2017	1,900	2,054
Shrewsbury MA GO	5.00%	8/15/2018	3,185	3,427
Shrewsbury MA GO	5.00%	8/15/2019	1,000	1,071
Tantasqua MA Regional School Dist. GO	5.125%	8/15/2015 (4)	2,575	2,837
Univ. of Massachusetts Building Auth. Refunding Rev.	6.875%	5/1/2014	1,000	1,259
Univ. of Massachusetts Building Auth. Rev.	5.50%	11/1/2015 (2)	2,600	2,921
Univ. of Massachusetts Building Auth. Rev.	5.50%	11/1/2018 (2)	2,400	2,681
Univ. of Massachusetts Building Auth. Rev.	5.125%	11/1/2019	1,135	1,219
Westborough MA GO	5.00%	11/15/2008	3,460	3,804
Westfield MA GO	5.00%	5/1/2010 (3)(Prere.)	1,715	1,916
Worcester MA GO	5.50%	10/1/2009 (3)	1,000	1,129
Worcester MA GO	5.50%	8/15/2014 (3)	1,445	1,643
Worcester MA GO	5.75%	4/1/2015 (4)	1,000	1,143
Worcester MA GO	5.50%	8/15/2015 (3)	1,190	1,344
Worcester MA GO	5.625%	8/15/2016 (3)	1,640	1,872
Worcester MA GO	5.25%	8/15/2021 (3)	1,500	1,623
Outside Massachusetts:			0	0
Puerto Rico Electric Power Auth. Rev.	5.25%	7/1/2013 (1)	4,075	4,646
Puerto Rico Electric Power Auth. Rev.	5.50%	7/1/2017 (1)	5,000	5,846
Puerto Rico GO	5.50%	7/1/2014 (3)	5,000	5,819
Puerto Rico GO	5.50%	7/1/2019 (2)	2,500	2,926
Puerto Rico GO	5.50%	7/1/2022 (3)	3,500	4,052
Puerto Rico Govt. Dev. Bank VRDO	1.25%	9/8/2004 (1)	2,200	2,200
Puerto Rico Highway & Transp. Auth. Rev.	5.50%	7/1/2012 (3)	5,080	5,872
Puerto Rico Housing Finance Corp. Home Mortgage Rev.	5.30%	12/1/2028	2,385	2,440
Puerto Rico Muni. Finance Agency	5.00%	8/1/2013 (4)	3,900	4,328
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.25%	7/1/2012 (Prere.)	1,100	1,247
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.25%	7/1/2014 (3)	5,000	5,716
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.25%	7/1/2036	400	410
Puerto Rico Public Finance Corp.	5.50%	2/1/2012 (Prere.)	2,015	2,288
Puerto Rico Public Finance Corp.	5.125%	6/1/2024 (2)	2,155	2,354
Puerto Rico Public Finance Corp.	5.50%	8/1/2029	665	698

TOTAL MUNICIPAL BONDS
(Cost $410,557)	430,200

OTHER ASSETS AND LIABILITIES-NET (0.8%)	3,343

NET ASSETS (100%)	$433,543

* Security segregated as initial margin for open futures contracts.
**Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of this security was $4,000,000, representing 0.9% of net assets.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2004, the cost of investment securities for tax purposes was $413,458,000. Net unrealized appreciation of investment securities was $16,742,000, consisting of unrealized gains of $17,404,000 on securities that had risen in value since their purchase and $662,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	90	$10,018	$189

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Massachusetts Tax-Exempt Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Massachusetts Tax-Exempt Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Vanguard Massachusetts Tax-Exempt Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.